COMMITMENTS, CONCENTRATIONS OF CREDIT RISK AND CONTINGENCIES (Details 2) (USD $)											12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2013 Commercial real estate loans	Dec. 31, 2012 Commercial real estate loans	Sep. 30, 2012 Commercial real estate loans	Dec. 31, 2011 Commercial real estate loans	Dec. 31, 2012 Bank item	Dec. 31, 2012 Bank Private households item	Dec. 31, 2012 Bank Total loans Concentrations of credit risk Commercial real estate loans	Dec. 31, 2012 Bank Total loans Concentrations of credit risk Private households	Dec. 31, 2012 Bank Total loans Concentrations of credit risk Lessors of residential properties	Dec. 31, 2012 Bank Total loans Concentrations of credit risk Lessors of non-residential properties	Dec. 31, 2012 Bank Total loans Concentrations of credit risk Religious organizations	Dec. 31, 2012 Bank Total regulatory capital Concentrations of credit risk Private households	Dec. 31, 2012 Bank Total commercial real estate loans Concentrations of credit risk Owner occupied
Concentrations
Concentrations of credit risk threshold, amounts loaned to multiple borrowers engaged in similar business activities as a percentage of risk based capital									25.00%
Concentrations of credit risk threshold amount of risk entity's risk based capital, amounts loaned to multiple borrowers engaged in similar business activities									$ 15,400,000
Number of concentration risks									4
Total loan	$ 345,064,000	$ 332,111,000	$ 323,534,000	$ 324,311,000	$ 237,934,000	$ 226,575,000	$ 223,595,000	$ 220,288,000			$ 237,600,000	$ 82,000,000	$ 45,800,000	$ 62,100,000	$ 26,800,000		$ 76,000,000
Percentage of concentration risk											72.10%	24.70%	13.80%	18.70%	8.10%	133.10%	31.70%
Number of loans										2,065